Pension and OPEB Plans (Schedule of Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	$ 2,615	$ 2,567
Accumulated benefit obligations	2,502	2,452
Plan assets	1,822	1,817
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	654	664
Plan assets	116	120
Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	142	140
Accumulated benefit obligations	141	139
Plan assets	$ 165	$ 159